SUBSEQUENT EVENTS (Details) $ in Millions	1 Months Ended
Jan. 31, 2026 USD ($)
EBP 004 | Subsequent Events
EBP, Subsequent Event [Line Items]
Net increase in net assets available for plan benefits per the financial statements	$ 13